UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, August 14, 2008

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   41
                                                ---------------

Form 13F Information Table Value Total:             $328,562
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                TITLE OF             VALUE     SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS    CUSIP     (X$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----    -----     --------   -------    ---   ----  ----------   --------   ----    ------   ----

ACCURAY INC                       COM     004397105  12,583    1,726,010  S/H          OTHER        1          -    1,726,010   -

ACURA PHARMACEUTICALS INC         COM     00509L703      80       10,000  S/H          OTHER        1          -       10,000   -
                                  NEW

AMGEN INC                         COM     031162100   9,522      201,900  S/H          OTHER        1          -      201,900   -

ASPENBIO PHARMA INC               COM     045346103     319       50,000  S/H          OTHER        1          -       50,000   -

ATHERSYS INC                      COM     04744L106   3,565    1,455,107  S/H          OTHER        1          -    1,455,107   -

ATS MED INC                       COM     002083103  10,212    4,794,181  S/H          OTHER        1          -    4,794,181   -

AVIGEN INC                        COM     053690103   3,606    1,247,749  S/H          OTHER        1          -    1,247,749   -

BARR PHARMACEUTICALS INC          COM     068306109  25,835      573,089  S/H          OTHER        1          -      573,089   -

BIOMARIN PHARMACEUTICAL INC       COM     09061G101  22,919      790,842  S/H          OTHER        1          -      790,842   -

COVENTRY HEALTH CARE INC          COM     222862104  14,877      489,049  S/H          OTHER        1          -      489,049   -

CYTORI THERAPEUTICS INC           COM     23283K105     454       70,000  S/H          OTHER        1          -       70,000   -

DIALYSIS CORP AMER                COM     252529102   3,050      419,292  S/H          OTHER        1          -      419,292   -

DYAX CORP                         COM     26746E103   6,484    2,091,735  S/H          OTHER        1          -    2,091,735   -

ELECTRO OPTICAL SCIENCES INC      COM     285192100     368       48,000  S/H          OTHER        1          -       48,000   -

EMAGEON INC                       COM     29076V109   5,510    2,562,704  S/H          OTHER        1          -    2,562,704   -

EV3 INC                           COM     26928A200  23,314    2,459,275  S/H          OTHER        1          -    2,459,275   -

GENTIUM S P A                 SPONSORED   37250B104     249       73,110  S/H          OTHER        1          -       73,110   -
                                  ADR

GTX INC DEL                       COM     40052B108   1,076       75,000  S/H          OTHER        1          -       75,000   -

HEALTH NET INC                    COM     42222G108  43,276    1,798,650  S/H          OTHER        1          -    1,798,650   -

HEALTHSOUTH CORP                  COM     421924309   3,455      207,761  S/H          OTHER        1          -      207,761   -
                                  NEW

HI-TECH PHARMACAL INC             COM     42840B101   7,351      735,062  S/H          OTHER        1          -      735,062   -

MAKO SURGICAL CORP                COM     560879108   1,171      160,000  S/H          OTHER        1          -      160,000   -

MEDIS TECHNOLOGIES LTD            COM     58500P107      21        6,337  S/H          OTHER        1          -        6,337   -

MERCK & CO INC                    COM     589331107     369        9,800  S/H          OTHER        1          -        9,800   -

MERIT MED SYS INC                 COM     589889104   4,105      279,218  S/H          OTHER        1          -      279,218   -

NIGHTHAWK RADIOLOGY HLDGS IN      COM     65411N105  13,698    1,934,717  S/H          OTHER        1          -    1,934,717   -

NORTHSTAR NEUROSCIENCE INC        COM     66704V101   2,149    1,351,431  S/H          OTHER        1          -    1,351,431   -

NOVACEA INC                       COM     66987B103   3,873    1,495,212  S/H          OTHER        1          -    1,495,212   -

OCULUS INNOVATIVE SCIENCES I      COM     67575P108      60       25,000  S/H          OTHER        1          -       25,000   -

OMRIX BIOPHARMACEUTICALS INC      COM     681989109   6,093      387,126  S/H          OTHER        1          -      387,126   -

ORCHID CELLMARK INC               COM     68573C107   7,358    2,830,129  S/H          OTHER        1          -    2,830,129   -

OSIRIS THERAPEUTICS INC           COM     68827R108      65        5,048  S/H          OTHER        1          -        5,048   -

RURAL / METRO CORP                COM     781748108   7,518    3,721,647  S/H          OTHER        1          -    3,721,647   -

SANGAMO BIOSCIENCES INC           COM     800677106      83        8,300  S/H          OTHER        1          -        8,300   -

ST JUDE MED INC                   COM     790849103  17,530      428,820  S/H          OTHER        1          -      428,820   -

TRIMERIS INC                      COM     896263100   6,450    1,366,497  S/H          OTHER        1          -    1,366,497   -

TRIPLE-S MGMT CORP                COM     896749108  46,302    2,831,925  S/H          OTHER        1          -    2,831,925   -

UNITED THERAPEUTICS CORP DEL      COM     91307C102   9,093       93,025  S/H          OTHER        1          -       93,025   -

UNITEDHEALTH GROUP INC            COM     91324P102       3          100  S/H          OTHER        1          -          100   -

WELLPOINT INC                     COM     94973V107     157        3,300  S/H          OTHER        1          -        3,300   -

YM BIOSCIENCES INC                COM     984238105   4,359    4,449,375  S/H          OTHER        1          -    4,449,375   -
